PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	Property and equipment, net

Property and equipment consist of the following:

	December 31,	December 31,
	2019	2018

Building	$2,162,449	$-
Electronic devices	175,249	131,406
Office equipment, fixtures and furniture	43,914	34,352
Vehicle	216,179	219,250
Subtotal	2,597,791	385,008
Less: accumulated depreciation and amortization	(272,968)	(176,139)
Total	$2,324,823	$208,869

The depreciation expenses for the years ended December 31, 2019, 2018 and 2017 was $100,474, $101,183 and $14,702, respectively.